May 4, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Premier Investment Funds, Inc.
          -Dreyfus Large Cap Equity Fund
          -Dreyfus Large Cap Growth Fund
  1933 Act File No.: 33-44254
  1940 Act File No.: 811-06490
  CIK No.: 0000881773

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the above-referenced Prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 102 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2017, with the exception of the Supplement to the Class T Prospectus dated May 1, 2017.

Please address any comments or questions to my attention at 412-234-2521.

Sincerely,

/s/ Olivia M. Heckel
Olivia M. Heckel
Paralegal